Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instrument Detail [Abstract]
Open Gross Derivative Volumes By Commodity Type
The following table presents open gross commodity contract volumes by commodity type as of December 31, 2012, and 2011:

	Quantity (in millions, except as indicated)
Commodity	Accrual & NPNS Contracts(a)		Other Derivatives(b)		Derivatives That Qualify for Regulatory Deferral(c)
	2012	2011	2012	2011	2012	2011
Coal (in tons)	96	116	(d)	(d)	(d)	(d)
Fuel oils (in gallons)(e)	(d)	(d)	(d)	(d)	70	53
Natural gas (in mmbtu)	20	50	—	9	147	193
Power (in megawatthours)	24	12	2	1	23	21
Renewable energy credits(f)	15	16	(d)	(d)	(d)	(d)
Uranium (pounds in thousands)	5,142	5,553	(d)	(d)	446	148

(a)
Accrual contracts include commodity contracts that do not qualify as derivatives. As of December 31, 2012, these contracts ran through December 2017, March 2015, September 2024, May 2032, and October 2024 for coal, natural gas, power, renewable energy credits, and uranium, respectively.

(b)	As of December 31, 2012, these contracts ran through December 2014 for power.

(c)	As of December 31, 2012, these contracts ran through October 2015, March 2017, May 2032, and September 2014 for fuel oils, natural gas, power, and uranium, respectively.

(d)	Not applicable.

(e)	Fuel oils consist of heating and crude oil.

(f)	A renewable energy credit is created for every megawatthour of renewable energy generated. Ameren contracts include renewable energy credits from solar and wind-generated power.

Derivative Instruments Carrying Value
The following table presents the carrying value and balance sheet location of all derivative instruments as of December 31, 2012, and 2011:

	Balance Sheet Location	2012	2011
Derivative assets not designated as hedging instruments(a)
Commodity contracts:
Fuel oils	Other current assets	$8	$17
	Other assets	4	6
Natural gas	Other current assets	1	3
	Other assets	1	1
Power	Other current assets	14	30
	Other assets	1	77
	Total assets	$29	$134
Derivative liabilities not designated as hedging instruments(a)
Commodity contracts:
Fuel oils	MTM derivative liabilities	$2	$1
	Other deferred credits and liabilities	2	—
Natural gas	MTM derivative liabilities	64	103
	Other deferred credits and liabilities	45	92
Power	MTM derivative liabilities	25	18
	Other deferred credits and liabilities	90	8
Uranium	MTM derivative liabilities	1	—
	Other deferred credits and liabilities	1	1
	Total liabilities	$230	$223

(a)	Includes derivatives subject to regulatory deferral.

Cumulative Pretax Net Gains (Losses) On All Derivative Instruments In OCI
The following table presents the cumulative amount of pretax net gains (losses) on all derivative instruments deferred in regulatory assets or regulatory liabilities as of December 31, 2012, and 2011:

	2012	2011
Cumulative gains (losses) deferred in regulatory liabilities or assets:
Fuel oils derivative contracts(a)	$4	$19
Natural gas derivative contracts(b)	(107)	(191)
Power derivative contracts(c)	(99)	81
Uranium derivative contracts(d)	(2)	(1)

(a)
Represents net gains on fuel oils derivative contracts. These contracts are a partial hedge of transportation costs for coal through October 2015 as of December 31, 2012. Current gains deferred as regulatory liabilities include $4 million as of December 31, 2012. Current losses deferred as regulatory assets include $1 million as of December 31, 2012.

(b)
Represents net losses associated with natural gas derivative contracts. These contracts are a partial hedge of natural gas requirements through March 2017 as of December 31, 2012. Current gains deferred as regulatory liabilities include $1 million as of December 31, 2012. Current losses deferred as regulatory assets include $64 million as of December 31, 2012.

(c)
Represents net losses associated with power derivative contracts. These contracts are a partial hedge of power price requirements through May 2032 as of December 31, 2012. Current gains deferred as regulatory liabilities include $14 million as of December 31, 2012. Current losses deferred as regulatory assets include $24 million as of December 31, 2012.

(d)
Represents net losses on uranium derivative contracts. These contracts are a partial hedge of uranium requirements through September 2014 as of December 31, 2012. Current losses deferred as regulatory assets include $1 million as of December 31, 2012, respectively.

Maximum Exposure If Counterparties Fail To Perform On Contracts
The following table presents by groupings the maximum exposure, as of December 31, 2012, and 2011, if counterparty groups were to fail completely to perform on contracts. The maximum exposure is based on the gross fair value of financial instruments, including accrual and NPNS contracts, which excludes collateral held, and does not consider the legally binding right to net transactions based on master trading and netting agreements.

	Affiliates	Coal Producers	Commodity Marketing Companies	Electric Utilities	Financial Companies	Municipalities/ Cooperatives	Total
2012	$—	$—	$2	$3	$15	$3	$23
2011	$1	$35	$85	$4	$27	$4	$156

Potential Loss On Counterparty Exposures
The following table presents the potential loss after consideration of the application of master trading and netting agreements and collateral held as of December 31, 2012, and 2011:

	Affiliates	Coal Producers	Commodity Marketing Companies	Electric Utilities	Financial Companies	Municipalities/ Cooperatives	Total
2012	$—	$—	$1	$1	$10	$3	$15
2011	$1	$35	$85	$3	$22	$4	$150

Derivative Instruments With Credit Risk-Related Contingent Features
The following table presents, as of December 31, 2012, and 2011, the aggregate fair value of all derivative instruments with credit risk-related contingent features in a gross liability position, the cash collateral posted, and the aggregate amount of additional collateral that could be required to be posted with counterparties. The additional collateral required is the net liability position allowed under the master trading and netting agreements assuming (1) the credit risk-related contingent features underlying these agreements were triggered on December 31, 2012, or 2011, respectively, and (2) those counterparties with rights to do so requested collateral:

	Aggregate Fair Value of Derivative Liabilities(a)	Cash Collateral Posted	Potential Aggregate Amount of Additional Collateral Required(b)
2012	$226	$61	$155
2011	$322	$104	$211

(a)	Prior to consideration of master trading and netting agreements and including NPNS and accrual contract exposures.

(b)
As collateral requirements with certain counterparties are based on master trading and netting agreements, the aggregate amount of additional collateral required to be posted is determined after consideration of the effects of such agreements.

Other Derivatives
The following table represents the net change in market value associated with derivatives not designated as hedging instruments for the years ended December 31, 2012, and 2011:

	Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income
		2012	2011
Natural gas (generation)	Operating Expenses - Fuel	$—	$(1)

Derivatives That Qualify For Regulatory Deferral
The following table represents the net change in market value associated with derivatives that qualify for regulatory deferral for the years ended December 31, 2012, and 2011:

	Gain (Loss) Recognized In Regulatory Liabilities or Regulatory Assets
	2012	2011
Fuel oils	$(15)	$—
Natural gas	84	(26)
Power	(180)	80
Uranium	(1)	(3)
Total	$(112)	$51